Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Other Current Liabilities - Schedule of Other Current Liabilities

Other current liabilities consisted of the following:

	As at December 31,	As at December 31,
USD'000	2024	2023
Other tax payable	583	319
Customer contract liability, current	392	353
Other current liabilities	160	160
Total other current liabilities	1,135	832